TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Trade and Other Payable

TRADE AND OTHER PAYABLES

	As at December 31,
€ in thousands	2017	2016	2015
Trade payables	4,761	5,519	4,263
Accruals for invoices to be received	10,804	14,800	7,393

Total trade payables	15,565	20,319	11,656

Social security	852	753	561
Payroll payables	5,705	4,654	4,194
Other liabilities	5	12	1

Total other payables	6,562	5,419	4,756

Total trade and other payables	22,127	25,738	16,412